Offerings	Jul. 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant(1)
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 230,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763
Offering Note	(1) Includes 3,000,000 units that may be issued upon exercise of the underwriters' over-allotment option. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (2) No separate registration fee is required pursuant to Rule 457(i) for the Class A ordinary shares included in the Units. (3) No separate registration fee is required pursuant to Rule 457(g) for the warrants included in the Units.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value, included as part of the Units(2)
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	No separate registration fee is required pursuant to Rule 457(g) for the warrants included in the Units.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the Units(3)
Amount Registered | shares	7,666,667
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	No separate registration fee is required pursuant to Rule 457(i) for the Class A ordinary shares included in the Units.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the warrants(4)
Amount Registered | shares	7,666,667
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 88,166,670.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,175.82
Offering Note	(4) Represents the Class A ordinary shares issuable upon exercise of the warrants included in the Units. The registration fee has been calculated in accordance with Rule 457(a) based on the $11.50 per share exercise price of the warrants. Pursuant to Rule 416, this registration statement also covers an indeterminate number of additional securities issuable as a result of share splits, share dividends or similar transactions.